Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right-of-use assets
Right-of-use assets at beginning of year	€ 21,677	€ 14,009
Right-of-use assets at end of year	54,797	21,677
Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	21,646	13,982
Right-of-use assets at end of year	54,696	21,646
Company cars
Right-of-use assets
Right-of-use assets at beginning of year	31	27
Right-of-use assets at end of year	101	31
Cost
Right-of-use assets
Right-of-use assets at beginning of year	47,948	34,624
Additions	41,613	13,324
Right-of-use assets at end of year	89,561	47,948
Cost | Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	47,853	34,546
Additions	41,516	13,307
Right-of-use assets at end of year	89,369	47,853
Cost | Company cars
Right-of-use assets
Right-of-use assets at beginning of year	95	78
Additions	97	17
Right-of-use assets at end of year	193	95
Accumulated depreciation and impairment
Right-of-use assets
Right-of-use assets at beginning of year	(26,273)	(20,616)
Depreciation Charge of the year	(8,492)	(5,657)
Right-of-use assets at end of year	(34,764)	(26,273)
Accumulated depreciation and impairment | Land and buildings
Right-of-use assets
Right-of-use assets at beginning of year	(26,207)	(20,564)
Depreciation Charge of the year	(8,466)	(5,643)
Right-of-use assets at end of year	(34,673)	(26,207)
Accumulated depreciation and impairment | Company cars
Right-of-use assets
Right-of-use assets at beginning of year	(66)	(52)
Depreciation Charge of the year	(26)	(14)
Right-of-use assets at end of year	€ (92)	€ (66)